UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Fund

June 30, 2018

IFB-QTLY-0818
1.804977.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$21,108,458	$19,993,761
0.75% 2/15/42	40,401,124	39,475,984
0.75% 2/15/45	69,370,844	67,354,180
0.875% 2/15/47	20,550,816	20,567,372
1% 2/15/46	15,215,986	15,683,274
1% 2/15/48	12,903,454	13,346,164
1.375% 2/15/44	19,594,572	21,890,131
1.75% 1/15/28	34,708,571	37,927,947
2% 1/15/26	64,669,678	70,855,844
2.125% 2/15/41	26,119,575	33,095,446
2.375% 1/15/25	77,796,905	86,264,719
2.375% 1/15/27	69,934,133	79,534,406
2.5% 1/15/29	10,035,856	11,798,283
3.375% 4/15/32	1,412	1,885
3.625% 4/15/28	82,224,636	104,443,915
3.875% 4/15/29	23,607,689	31,137,667
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	76,483,453	76,025,352
0.125% 4/15/20	39,574,861	39,150,549
0.125% 4/15/21	58,226,170	57,330,739
0.125% 1/15/22	54,662,179	53,727,859
0.125% 4/15/22	9,529,535	9,333,966
0.125% 7/15/22	56,823,394	55,878,101
0.125% 1/15/23	61,490,743	60,109,911
0.125% 7/15/24	90,174,828	87,660,233
0.125% 7/15/26	2,059,123	1,972,709
0.25% 1/15/25	38,959,142	37,894,253
0.375% 7/15/23	80,530,428	79,799,961
0.375% 7/15/25	22,144,659	21,755,538
0.375% 1/15/27	44,392,160	43,130,585
0.375% 7/15/27	19,562,793	19,031,701
0.5% 1/15/28	23,361,790	22,854,104
0.625% 7/15/21	102,049,664	102,429,341
0.625% 1/15/24	69,774,224	69,684,594
0.625% 1/15/26	67,958,658	67,589,405
1.125% 1/15/21	57,175,373	57,914,911
1.25% 7/15/20	47,343,696	48,110,030
1.375% 1/15/20	31,827,291	32,183,071
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,657,542,158)		1,696,937,891

Asset-Backed Securities - 0.0%
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.568% 3/25/32(a)(b)
(Cost $13,547)	$13,552	$14,103
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.93% (c)
(Cost $692,350)	692,211	692,350
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,658,248,055)		1,697,644,344
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,519,489
NET ASSETS - 100%		$1,703,163,833

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,445
Total	$7,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,696,937,891	$--	$1,696,937,891	$--
Asset-Backed Securities	14,103	--	14,103	--
Money Market Funds	692,350	692,350	--	--
Total Investments in Securities:	$1,697,644,344	$692,350	$1,696,951,994	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Municipal Money Market Fund

June 30, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

OMM-QTLY-0818
1.9885506.100

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 57.1%
	Principal Amount	Value
Alabama - 0.2%
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.61% 7/2/18, VRDN (a)(b)	$600,000	$600,000
Alaska - 0.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55% 7/6/18, VRDN (a)	400,000	400,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.53% 7/6/18, VRDN (a)	500,000	500,000
		900,000
Arizona - 1.6%
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.6% 7/6/18, LOC Freddie Mac, VRDN (a)	200,000	200,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Angelin Apts. Proj.) Series 2004, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Fernando Apts. Proj.) Series 2004, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	200,000	200,000
(San Miguel Apts. Proj.) Series 2003, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	100,000	100,000
		5,500,000
Arkansas - 0.3%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.59% 7/6/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	1,000,000	1,000,000
Colorado - 0.1%
FNMA Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	300,000	300,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 C, 1.6% 7/6/18 (Liquidity Facility Bank of America NA), VRDN (a)	800,000	800,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2011 C2, 1.54% 7/6/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	1,950,000	1,950,000
Series D 3, 1.55% 7/6/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	100,000	100,000
		2,850,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.68% 7/6/18, VRDN (a)	200,000	200,000
Florida - 6.7%
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 1.54% 7/6/18, LOC Royal Bank of Canada, VRDN (a)(b)	8,200,000	8,200,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.63% 7/6/18, LOC Citibank NA, VRDN (a)(b)	900,000	900,000
FHLMC Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Riverwalk I Apts. Proj.) Series 2008 E, 1.52% 7/6/18, LOC Freddie Mac, VRDN (a)(b)	4,750,000	4,750,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	1,500,000	1,500,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Grande Court at North Port Apts. Proj.) Series 2004 E, 1.54% 7/6/18, LOC Fannie Mae, VRDN (a)(b)(c)	4,900,000	4,900,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	2,520,000	2,520,000
		22,770,000
Georgia - 1.7%
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.7% 7/2/18, VRDN (a)(b)	4,100,000	4,100,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.72% 7/2/18, VRDN (a)(b)	1,850,000	1,850,000
		5,950,000
Illinois - 0.6%
Chicago Midway Arpt. Rev. Series 2014 C, 1.6% 7/6/18, LOC Barclays Bank PLC, VRDN (a)(b)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R&R Enterprises 2nd Proj.) Series 1999 A, 1.55% 7/6/18, LOC BMO Harris Bank NA, VRDN (a)(b)	880,000	880,000
		1,880,000
Indiana - 1.7%
FHLMC Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 1.55% 7/6/18, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	5,915,000	5,915,000
Iowa - 3.1%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.55% 7/6/18, VRDN (a)(b)	10,500,000	10,500,000
Kansas - 0.1%
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.58% 7/6/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	300,000	300,000
Kentucky - 1.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.66% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,200,000	1,200,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.65% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,900,000	1,900,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.67% 7/6/18, VRDN (a)(b)	900,000	900,000
		4,000,000
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1.57% 7/6/18, LOC Citibank NA, VRDN (a)	400,000	400,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (a)	100,000	100,000
Series 2010 B1, 1.61% 7/6/18, VRDN (a)	100,000	100,000
(NuStar Logistics, L.P. Proj.) Series 2010, 1.53% 7/6/18, LOC Mizuho Bank Ltd., VRDN (a)	400,000	400,000
		1,000,000
Maryland - 0.1%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.55% 7/6/18, LOC TD Banknorth, NA, VRDN (a)(b)	300,000	300,000
Michigan - 0.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.52% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,900,000	2,900,000
Minnesota - 1.0%
FNMA:
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.55% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	100,000	100,000
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 1.55% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	3,200,000	3,200,000
		3,300,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.6% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	500,000	500,000
Series B, 1.6% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	500,000	500,000
		1,000,000
Nevada - 5.2%
Clark County Arpt. Rev.:
Series 2008 A2, 1.58% 7/6/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	1,905,000	1,905,000
Series 2008 C1, 1.58% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	5,575,000	5,575,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.6% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.61% 7/6/18, VRDN (a)(b)	100,000	100,000
Series 2016 E, 1.61% 7/6/18, VRDN (a)(b)	5,630,000	5,630,000
		17,910,000
New York - 6.4%
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.6% 7/2/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,300,000	3,300,000
Series 2014 A, 1.45% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)	150,000	150,000
FHLMC New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.53% 7/6/18, LOC Freddie Mac, VRDN (a)(b)	100,000	100,000
(Grace Towers Hsg. Proj.) Series 2004 A, 1.53% 7/6/18, LOC Freddie Mac, VRDN (a)(b)	4,300,000	4,300,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 1.53% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	900,000	900,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Sierra Dev. Proj.) Series A, 1.53% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(Westport Dev. Proj.) Series 2004 A, 1.53% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Series 2002 A, 1.53% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 1.58% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.53% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	405,000	405,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	400,000	400,000
		21,755,000
North Carolina - 1.5%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.55% 7/6/18, LOC Cr. Industriel et Commercial, VRDN (a)	5,300,000	5,300,000
Ohio - 0.7%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.48% 7/6/18, VRDN (a)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 I, 1.59% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	165,000	165,000
		2,265,000
Tennessee - 2.9%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.61% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 11.9%
Austin Arpt. Sys. Rev. Series 2005 3, 1.61% 7/6/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	16,000,000	16,000,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 1.6% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,800,000	8,800,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.65% 7/6/18, LOC Citibank NA, VRDN (a)(b)	500,000	500,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.61% 7/6/18, LOC Citibank NA, VRDN (a)(b)	8,185,000	8,185,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.55% 7/6/18, VRDN (a)(b)	700,000	700,000
Series 2001, 1.55% 7/6/18, VRDN (a)(b)	200,000	200,000
Texas Gen. Oblig. (Texas Veterans Land Board Proj.) Series 2017, 1.6% 7/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	830,000	830,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.57% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,570,000	5,570,000
		40,885,000
Virginia - 0.6%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.58% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.59% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
		2,200,000
Washington - 6.9%
Port of Seattle Rev.:
Series 1997, 1.6% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Series 2008, 1.6% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	8,000,000	8,000,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.62% 7/6/18, LOC Bank of America NA, VRDN (a)(b)	4,030,000	4,030,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Gardens Univ. Village Apt. Proj.) Series A, 1.6% 7/6/18, LOC Fannie Mae, VRDN (a)(b)	700,000	700,000
		23,730,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 1.6% 7/6/18, VRDN (a)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $195,310,000)		195,310,000

Tender Option Bond - 8.0%
Arizona - 0.7%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,800,000	1,800,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	700,000	700,000
		2,500,000
California - 1.8%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,100,000	1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)	5,000,000	5,000,000
		6,100,000
Colorado - 0.1%
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters XM 03 85, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Participating VRDN Series XM 03 05, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	300,000	300,000
		400,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
District Of Columbia - 0.1%
District of Columbia Income Tax Rev. Participating VRDN Series Floaters XM 04 37, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	200,000	200,000
Florida - 0.5%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	500,000	500,000
Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	100,000	100,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	500,000	500,000
Tampa Health Sys. Rev. Participating VRDN Series Floaters XF 25 52, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	600,000	600,000
		1,900,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.59% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	300,000	300,000
Illinois - 0.8%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,400,000	1,400,000
Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	600,000	600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters XF 25 35, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	300,000	300,000
Series Floaters YX 10 72, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Series Floaters YX 10 86, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
		2,600,000
Indiana - 0.5%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.54%, tender 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	1,700,000	1,700,000
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,095,000	1,095,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	200,000	200,000
Michigan - 0.5%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	900,000	900,000
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	700,000	700,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
		1,800,000
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series ROC II R 14027, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	250,000	250,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.56% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
		350,000
Montana - 0.1%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Nebraska - 0.3%
Douglas County School District #1 Bonds Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(f)	1,015,000	1,015,000
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	300,000	300,000
Series Floaters ZM 06 33, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	100,000	100,000
Series XM 06 38, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	400,000	400,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	100,000	100,000
		900,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.61% 7/6/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	100,000	100,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZF 24 90, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	200,000	200,000
Ohio - 0.3%
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	200,000	200,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	400,000	400,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	100,000	100,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.59% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	500,000	500,000
		1,200,000
Pennsylvania - 0.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.61% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	100,000	100,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters XM 06 13, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		300,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	200,000	200,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 01 49, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
		300,000
Texas - 0.3%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.55% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	100,000	100,000
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	200,000	200,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 25 57, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	400,000	400,000
		1,200,000
Virginia - 0.0%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Floaters XL 00 69, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Washington - 0.5%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.61% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	500,000	500,000
Series Floaters ZM 06 69, 1.58% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	300,000	300,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.59% 7/6/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	200,000	200,000
Washington Gen. Oblig. Participating VRDN:
Series Floaters XF 06 11, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	200,000	200,000
Series Floaters XF 25 39, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
Series ROC II R 14074, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
Series XF 0294, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	100,000	100,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	400,000	400,000
		1,900,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	300,000	300,000
Series Floaters XF 25 41, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	100,000	100,000
		400,000
TOTAL TENDER OPTION BOND
(Cost $27,460,000)		27,460,000

Other Municipal Security - 30.0%
Alabama - 0.3%
Huntsville Health Care Auth. Rev. Series 2018:
1.22% 7/2/18, CP	500,000	499,985
1.32% 7/6/18, CP	300,000	299,988
1.44% 8/1/18, CP	200,000	199,956
1.56% 8/2/18, CP	100,000	99,987
		1,099,916
Alaska - 0.2%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	800,000	804,128
Arizona - 0.5%
Arizona Trans. Board Hwy. Rev. Bonds Series 2008 B, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	800,000	800,000
Maricopa County Ctfs. of Prtn. Bonds Series 2015, 5% 7/1/18	100,000	100,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	200,000	200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.24% 7/5/18, CP	400,000	399,980
1.64% 8/7/18, CP	100,000	100,010
		1,599,990
California - 0.1%
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	200,000	200,110
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	200,000	199,984
		400,094
Colorado - 0.6%
Colorado Springs Utils. Rev. Series A, 1.25% 7/11/18, LOC Bank of America NA, CP	200,000	199,982
Denver City & County Arpt. Rev. Bonds:
Series 2011 A, 5.25% 11/15/18 (b)	200,000	202,586
Series 2012 A, 5% 11/15/18 (b)	1,500,000	1,518,030
		1,920,598
Connecticut - 0.6%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	300,000	300,909
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19 (c)	200,000	200,820
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	100,000	100,144
Connecticut Gen. Oblig. Bonds:
Series 2018 A, 5% 4/15/19	100,000	102,586
Series 2018 B, 5% 4/15/19	400,000	410,344
Connecticut Hsg. Fin. Auth. Bonds Series 2018 B, 2% 5/15/19 (b)	695,000	696,425
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	100,000	100,095
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	100,000	100,304
		2,011,627
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 1.66% tender 8/6/18, LOC JPMorgan Chase Bank, CP mode	200,000	200,000
Washington Convention & Sports Auth. Bonds Series 2018 A, 3% 10/1/18	700,000	702,730
		902,730
Florida - 2.8%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.28% 8/3/18, LOC JPMorgan Chase Bank, CP	1,200,000	1,199,652
1.67% 7/5/18, LOC JPMorgan Chase Bank, CP	200,000	200,006
Jacksonville Gen. Oblig. Series A, 1.68% 7/5/18, LOC Bank of America NA, CP	300,000	300,003
Miami-Dade County Series A1:
1.48% 8/20/18, LOC Bank of America NA, CP (b)	1,000,000	999,900
1.51% 8/2/18, LOC Bank of America NA, CP (b)	500,000	500,005
1.65% 7/6/18, LOC Bank of America NA, CP (b)	300,000	300,003
Miami-Dade County Aviation Rev.:
Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100) (b)	715,000	721,406
Series C:
1.36% 8/2/18, LOC Bank of America NA, CP (b)	1,000,000	999,720
1.42% 7/3/18, LOC Bank of America NA, CP (b)	400,000	399,992
1.51% 8/2/18, LOC Bank of America NA, CP (b)	700,000	700,007
1.55% 7/16/18, LOC Bank of America NA, CP (b)	800,000	800,000
1.63% 8/6/18, LOC Bank of America NA, CP (b)	1,000,000	1,000,100
1.67% 8/2/18, LOC Bank of America NA, CP (b)	600,000	600,042
Miami-Dade County Wtr. & Swr. Rev.:
Series A1:
1.37% 9/5/18, LOC Barclays Bank PLC, CP	300,000	299,838
1.62% 7/12/18, LOC Barclays Bank PLC, CP	200,000	200,008
Series B1, 1.62% 7/11/18, LOC Sumitomo Mitsui Banking Corp., CP	200,000	200,008
Palm Beach Series 2018, 1.8% 8/2/18, LOC Citibank NA, CP	300,000	300,033
		9,720,723
Georgia - 3.4%
Atlanta Arpt. Rev.:
Series D1:
1.56% 8/7/18, LOC Bank of America NA, CP	700,000	699,930
1.66% 8/7/18, LOC Bank of America NA, CP	100,000	99,996
Series D2:
1.61% 8/7/18, LOC Bank of America NA, CP (b)	2,785,000	2,784,722
1.71% 8/7/18, LOC Bank of America NA, CP (b)	200,000	199,992
Series D3, 1.56% 8/7/18, LOC Bank of America NA, CP	100,000	99,990
Series D4, 1.61% 8/7/18, LOC Bank of America NA, CP (b)	500,000	499,950
Series E1:
1.56% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400,000	399,960
1.6% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400,000	399,972
1.65% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100,000	100,001
Series E2:
1.61% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,400,000	1,399,860
1.65% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	1,400,000	1,399,902
1.7% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	200,000	200,002
Series E3, 1.6% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100,000	99,993
Series E4:
1.61% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	300,000	299,970
1.65% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	300,000	299,979
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 1.25% 7/18/18, LOC PNC Bank NA, CP	1,400,000	1,399,790
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.37% tender 9/5/18, LOC Barclays Bank PLC, CP mode	400,000	399,792
Series B, 1.27% 8/1/18, LOC PNC Bank NA, CP	700,000	699,818
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	300,000	300,000
		11,783,619
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Bonds Series 2009 B, 5.25% 7/1/18	100,000	100,000
Series B1, 1.64% 8/2/18, LOC Sumitomo Mitsui Banking Corp., CP	800,000	800,056
		900,056
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 8/1/18 (a)	200,000	200,092
Illinois - 1.4%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16A1, 1.55% 9/13/18, LOC Bank of America NA, CP (b)	415,000	414,855
Series 16A2, 1.5% 9/13/18, LOC Bank of America NA, CP	200,000	199,930
Series 16B1, 1.54% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (b)	547,000	546,809
Series 16B2, 1.49% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100,000	99,975
Series 16C1, 1.55% 9/13/18, LOC Barclays Bank PLC, CP (b)	100,000	99,965
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.33% 8/2/18, LOC PNC Bank NA, CP	500,000	499,860
Series LOY:
1.28% 7/6/18, LOC PNC Bank NA, CP	400,000	399,984
1.32% 7/6/18, LOC PNC Bank NA, CP	200,000	199,992
Illinois Fin. Auth. Rev. Bonds:
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	100,000	100,452
Series 12H:
1.3% tender 7/24/18, CP mode	100,000	99,980
1.68% tender 7/6/18, CP mode	400,000	400,008
Series 12I:
1.36% tender 9/4/18, CP mode	400,000	399,788
1.46% tender 8/13/18, CP mode	200,000	200,002
1.46% tender 9/4/18, CP mode	400,000	399,876
1.49% tender 10/1/18, CP mode	400,000	399,876
Series 2012 H, 1.4% tender 8/6/18, CP mode	400,000	399,896
		4,861,248
Indiana - 1.0%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.66% tender 8/6/18, CP mode	2,700,000	2,700,000
Indiana Univ. Student Fee Revs. Series 2018, 1.48% 8/20/18, CP	100,000	99,984
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.24% 7/9/18, LOC JPMorgan Chase Bank, CP	800,000	799,928
		3,599,912
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	200,000	200,000
Maryland - 0.2%
Baltimore Proj. Rev. Bonds (Wastewtr. Projs.) Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	100,000	100,000
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	100,000	100,283
Montgomery County Gen. Oblig. Bonds Series 2011 A, 5% 7/1/18	500,000	500,000
		700,283
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 1.98% 2/1/19 (a)(f)	100,000	100,039
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	300,000	300,000
Series 92, 1.5% tender 7/9/18, CP mode	100,000	99,995
Massachusetts Port Auth. Rev.:
Series 12B, 1.28% 7/3/18, LOC TD Banknorth, NA, CP (b)	300,000	299,988
Series B, 1.75% 8/9/18, LOC TD Banknorth, NA, CP (b)	100,000	100,007
		900,029
Michigan - 0.6%
Michigan Bldg. Auth. Rev.:
Bonds 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	100,000	101,308
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	700,000	700,140
Univ. of Michigan Rev.:
Bonds:
Series 2009 B, 1.38% tender 7/2/18, CP mode	100,000	99,999
Series B, 1.63% tender 8/6/18, CP mode	300,000	300,000
Series K1:
1.27% 8/2/18, CP	200,000	199,946
1.59% 7/2/18, CP	100,000	100,001
1.62% 7/9/18, CP	100,000	100,000
Series K2, 1.29% 2/26/19, CP	400,000	399,680
		2,001,074
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig.:
Series 07C:
1.25% 7/2/18, CP	100,000	99,997
1.25% 7/5/18, CP	100,000	99,996
Series B, 1.64% 7/2/18, CP	100,000	100,001
Series D, 1.38% 7/2/18, CP	200,000	199,998
Series G, 1.6% 8/21/18, CP	300,000	299,979
Univ. of Minnesota Rev. Series A:
1.64% 7/2/18, CP	200,000	200,002
1.65% 8/13/18, CP	200,000	200,008
		1,199,981
Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
1.57% 8/6/18, CP	100,000	100,006
1.6% 7/2/18, CP	500,000	500,005
1.63% 8/3/18, CP	400,000	400,044
		1,000,055
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	100,000	99,908
Nebraska - 0.5%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.3% 7/16/18, CP	200,000	199,972
1.32% 7/6/18, CP	100,000	99,996
1.35% 9/5/18, CP	200,000	199,910
1.37% 8/2/18, CP	200,000	199,950
1.38% 7/2/18, CP	200,000	199,996
1.45% 8/7/18, CP	200,000	199,986
1.64% 7/5/18, CP	200,000	200,002
1.68% 8/3/18, CP	200,000	200,012
1.69% 8/6/18, CP	200,000	200,026
		1,699,850
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.54% 7/5/18, LOC Wells Fargo Bank NA, CP	200,000	200,002
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	400,000	400,000
Series 90A, 1.68% tender 7/2/18, CP mode (b)	1,100,000	1,099,989
Series A1, 1.35% tender 7/12/18, CP mode (b)	900,000	899,928
		2,399,917
New Jersey - 2.9%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 B, 3% 4/22/19	700,000	707,070
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	5,100,000	5,114,076
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	4,000,000	4,010,640
		9,831,786
New York - 0.2%
New York Pwr. Auth. Series 2, 1.67% 7/6/18, CP	600,000	600,012
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series A, 1.73% 7/2/18, CP (b)	100,000	100,001
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Bonds Series 2014 B, 5% 7/1/18 (b)	100,000	100,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	200,000	203,456
		303,456
Ohio - 0.4%
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (a)	200,000	200,092
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.56% tender 9/5/18, CP mode	100,000	99,996
1.68% tender 7/5/18, CP mode	200,000	200,004
1.75% tender 7/12/18, CP mode	300,000	300,021
Series B6, 1.68% tender 7/5/18, CP mode	400,000	400,008
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	100,000	101,018
		1,301,139
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
1.48% 8/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500,000	499,970
1.64% 8/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	360,000	360,054
		860,024
Oregon - 0.3%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	300,000	302,514
Port of Portland Arpt. Rev. Series B, 1.6% 8/9/18, LOC Barclays Bank PLC, CP (b)	600,000	600,006
		902,520
Pennsylvania - 0.1%
Philadelphia Arpt. Rev. Series B2, 1.75% 8/2/18, LOC PNC Bank NA, CP (b)	300,000	300,027
South Carolina - 0.3%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	1,000,000	1,003,340
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	100,000	101,998
		1,105,338
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.33% 7/10/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400,000	399,968
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.25% 7/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	299,982
1.28% 7/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,984
1.48% 7/9/18 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,996
Series B2, 1.24% 7/9/18 (Liquidity Facility MUFG Union Bank NA), CP	500,000	499,965
		1,999,895
Texas - 9.0%
Austin Elec. Util. Sys. Rev. Series A:
1.2% 7/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	800,000	799,968
1.28% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,900,000	1,899,468
Fort Bend Independent School District Series 2018:
1.42% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,949
1.81% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	100,022
Garland Util. Sys. Rev. Series 2018, 1.58% 9/4/18, LOC Bank of America NA, CP	100,000	99,998
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 16B2, 1.35% tender 9/6/18, CP mode	800,000	799,640
Series 16B3, 1.65% tender 7/5/18, CP mode	600,000	600,006
Series B1, 1.64% tender 8/2/18, CP mode	800,000	800,120
Harris County Gen. Oblig.:
Series D, 1.59% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	300,000	300,006
Series E1:
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	300,000	299,985
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	100,000	100,000
Series E2, 1.6% 8/9/18, LOC Barclays Bank PLC, CP	200,000	199,990
Harris County Metropolitan Trans. Auth.:
Series A1:
1.65% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,045
1.71% 9/12/18 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,050
1.73% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	400,036
Series A3:
1.7% 9/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	300,000	300,018
1.71% 9/12/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	200,020
Houston Arpt. Sys. Rev. Series A:
1.66% 7/6/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	200,000	200,006
1.71% 7/9/18, LOC Sumitomo Mitsui Banking Corp., CP (b)	300,000	300,006
Lower Colorado River Auth. Rev.:
Series 2018:
1.2% 7/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	500,000	499,985
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	500,000	499,985
1.73% 7/16/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	900,000	900,090
Series B:
1.46% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	500,000	500,005
1.6% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	100,000	100,006
Texas A&M Univ. Rev.:
Series 93B, 1.65% 7/5/18, CP	400,000	400,004
Series B:
1.59% 10/3/18, CP	1,100,000	1,099,802
1.7% 8/3/18, CP	600,000	600,096
Texas Gen. Oblig.:
Bonds Series 2014, 5% 10/1/18	300,000	302,700
TRAN Series 2017, 4% 8/30/18	13,100,000	13,154,365
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.25% 7/16/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,948
1.3% 8/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,910
1.32% 8/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,896
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	199,960
1.52% 8/1/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	200,000	200,002
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,991
1.55% 9/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	299,988
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	100,000	99,995
1.6% 7/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	400,000
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	400,000	399,972
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 8/2/18, CP	300,000	299,931
1.41% 8/6/18, CP	300,000	299,922
1.6% 7/3/18, CP	400,000	400,004
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	100,000	99,996
1.4% 8/6/18, LOC Bank of America NA, CP	100,000	99,974
		30,755,860
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series D, 1.36% 8/13/18, LOC JPMorgan Chase Bank, CP (b)	300,000	299,916
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.28% 8/2/18, CP	200,000	199,944
Virginia Pub. School Auth. Bonds Series 2009 C, 5% 8/1/18	200,000	200,576
		400,520
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18 (Escrowed to Maturity)	100,000	100,000
Series 2010 A, 5% 7/1/18 (Escrowed to Maturity)	170,000	170,000
Series 2012 A, 5% 7/1/18	600,000	600,000
Series 2014-A, 5% 7/1/18 (Escrowed to Maturity)	450,000	450,000
Univ. of Washington Univ. Revs. Series A:
1.23% 7/16/18, CP	400,000	399,948
1.6% 10/2/18, CP	400,000	400,060
		2,120,008
Wisconsin - 0.5%
Wisconsin Gen. Oblig.:
Series 06A:
1.33% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	200,000	199,944
1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	100,000	99,996
Series 16A, 1.35% 9/6/18 (Liquidity Facility BMO Harris Bank NA), CP	1,400,000	1,399,370
		1,699,310
TOTAL OTHER MUNICIPAL SECURITY
(Cost $102,782,436)		102,785,644
	Shares	Value

Investment Company - 6.5%
Fidelity Municipal Cash Central Fund, 1.15%(g)(h)
(Cost $22,176,000)	22,173,783	22,175,999
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $347,728,436)		347,731,643
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(5,435,465)
NET ASSETS - 100%		$342,296,178

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,400,000 or 1.0% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$500,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$200,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/27/18	$1,400,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$400,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/27/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$88,439
Total	$88,439

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$195,310,000	$--	$195,310,000	$--
Tender Option Bond	27,460,000	--	27,460,000	--
Other Municipal Security	102,785,644	--	102,785,644	--
Investment Company	22,175,999	22,175,999	--	--
Total Investments in Securities:	$347,731,643	$22,175,999	$325,555,644	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018